Investments in Associates and Joint ventures - Summary of Changes in Unrecognized Accumulated Losses of Equity Accounted Investees due to Discontinue Use of Equity Method (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2023 KRW (₩)
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	₩ 202,691
Increase (decrease)	270,487
Ending balance	473,178
New Songdo International City Development, LLC [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	134,495
Increase (decrease)	(17,780)
Ending balance	116,715
UITrans LRT Co., Ltd. [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	43,872
Increase (decrease)	2,583
Ending balance	46,455
Clean Iksan Co., Ltd. [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	703
Increase (decrease)	(217)
Ending balance	486
Hyochun CO., LTD [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	4,396
Increase (decrease)	713
Ending balance	5,109
KIRIN VIETNAM CO., LTD [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	103
Increase (decrease)	(1)
Ending balance	102
INKOTECH INC [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	540
Increase (decrease)	453
Ending balance	993
POSCO-Poggenamp Electrical Steel Pvt. Ltd. [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	557
Increase (decrease)	239
Ending balance	796
Gunggi Green Energy [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	4,296
Increase (decrease)	6,893
Ending balance	11,189
Link City PFV Inc. [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	5,452
Increase (decrease)	18,396
Ending balance	23,848
Noeul Green Energy Co.,Ltd. [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	1,886
Increase (decrease)	726
Ending balance	2,612
Pohang E&E Co,. Ltd. [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	6,391
Increase (decrease)	5,755
Ending balance	12,146
FQM Australia Holdings Pty Ltd [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Increase (decrease)	252,727
Ending balance	₩ 252,727